Financial instruments and risk management (Details 7) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Loans and financing		R$ 10,858,262
Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Loans and financing	R$ 11,984,891	11,900,030
Leases	11,206,959	10,762,984
Suppliers	2,319,954	1,898,970
Suppliers factoring	29,941	22,733
Derivative financial liabilities1	536
Other liabilities	692,171	1,023,700
Total	26,234,452	25,608,417
Current [member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Loans and financing	723,756	478,566
Leases	1,210,715	1,209,215
Suppliers	2,274,503	1,820,056
Suppliers factoring	29,941	22,733
Derivative financial liabilities1	260
Other liabilities	225,752	455,251
Total	4,464,927	3,985,821
Later than six months and not later than one year [member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Loans and financing	402,873	156,048
Leases	737,543	848,472
Derivative financial liabilities1	259
Other liabilities	154,096
Total	1,294,771	1,004,520
Later than one year and not later than five years [member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Loans and financing	10,055,253	10,373,517
Leases	4,886,666	5,159,608
Suppliers	45,451	78,914
Derivative financial liabilities1	17
Other liabilities	312,323	568,449
Total	15,299,710	16,180,488
Later than five years and not later than ten years [member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Loans and financing	803,009	891,899
Leases	4,372,035	3,545,689
Total	R$ 5,175,044	R$ 4,437,588